3. PREFERRED AND COMMON STOCK (Details) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Apr. 07, 2019	Mar. 09, 2019	Jul. 24, 2019	Dec. 20, 2018	Apr. 30, 2020	Apr. 30, 2020	Dec. 20, 2018	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2020	Sep. 22, 2020	Feb. 14, 2019	Aug. 08, 2018
Preferred stock, shares authorized								50,000,000	50,000,000	50,000,000			500,000,000
Common stock, shares authorized								500,000,000	500,000,000	500,000,000			500,000,000
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, par value								$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares issued								4	4	4
Debt conversion, converted instrument, shares issued	7,000,000
Debt conversion, converted instrument, amount	$ 10,199
Shares issued for services, value
Shares issued for cash, value								$ 284,999
2020 Plan
Common Stock, Capital Shares Reserved for Future Issuance											20,000,000
Five Accredited Investors [Member]
Shares issued for cash, shares			114,000
Shares issued for cash, value			$ 285,000
Shares issued price per share			$ 2.50
Cell Science, Ltd [Member]
Business acquisition, shares issued				210,000,000			210,000,000
Business acquisition, shares issued, value												$ 10,500,000
OZ Corporation [Member]
Shares issued for services, shares		11,061,816
Shares issued for services, value		$ 553,091			$ 99,556	$ 99,556
Series A Preferred Stock [Member]
Preferred stock, shares issued													4